Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash And Cash Equivalents Abstract
Cash and deposits for immediate withdrawal		$ 31,411	$ 15,371
Cash equivalents in NIS deposits	[1]	2,847	3,216
Total Cash and Cash Equivalents		$ 34,258	$ 18,587

[1]	The deposits bear interest of 2.85%-3.8% per year, as of December 31, 2022 and 0.28% per year, as of December 31, 2021.